SENIOR TERM LOAN (Details)	12 Months Ended
Dec. 31, 2022
Level 1 [Member]
Short-Term Debt [Line Items]
Net EBITDA Leverage Ratio	Less than or equal to 2.00:1.00
Base Rate Loan	The applicable rate is the Base Rate plus 6.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 0.50%
LIBOR Loan	The applicable rate is LIBOR plus 7.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 1.50%
Level 2 [Member]
Short-Term Debt [Line Items]
Net EBITDA Leverage Ratio	Less than or equal to 3.00:1.00 but greater than 2.00:1.00
Base Rate Loan	The applicable rate is the Base Rate plus 7.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 1.50%
LIBOR Loan	The applicable rate is LIBOR plus 8.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 2.50%
Level 3 [Member]
Short-Term Debt [Line Items]
Net EBITDA Leverage Ratio	Less than or equal to 4.00:1.00 but greater than 3.00:1.00
Base Rate Loan	The applicable rate is the Base Rate plus 8.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 2.50%
LIBOR Loan	The applicable rate is LIBOR plus 9.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 3.50%
Level 4 [Member]
Short-Term Debt [Line Items]
Net EBITDA Leverage Ratio	Less than or equal to 5.00:1.00 but greater than 4.00:1.00
Base Rate Loan	The applicable rate is the Base Rate plus 9.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 3.50%
LIBOR Loan	The applicable rate is LIBOR plus 10.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 4.50%
Level 5 [Member]
Short-Term Debt [Line Items]
Net EBITDA Leverage Ratio	Greater than 5.00:1.00
Base Rate Loan	The applicable rate is the Base Rate plus 10.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 4.50%
LIBOR Loan	The applicable rate is LIBOR plus 11.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 5.50%